Condensed Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (433,324)	$ (948,376)
Adjustments required to reconcile net loss to net cash used in operating activities -
Depreciation	10,225	8,629
Stock based compensation expenses	47,991	67,424
Interest expenses with respect to funding from Parent Company	96,883
Currency exchange differences with respect to amount due to the Former Parent Company		(243,948)
Finance expenses	(3,358)
Changes in operating assets and liabilities items:
Decrease (increase) in trade receivables	165,660	(9,374)
Decrease (increase) in other accounts receivable	72,489	(97,332)
Increase in deferred prospective initial public offering cost	(72,756)	(147,973)
Increase in inventory	(37,466)	(87,387)
Decrease in right-of use asset	24,382	24,516
Increase in trade payables	51,520	28,186
Decrease in lease liabilities	(21,024)	(30,592)
Increase (decrease) in other payables	(150,406)	34,825
Net cash used in operating activities	(249,184)	(1,401,402)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(677)	(8,447)
Net cash used in investing activities	(677)	(8,447)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan from related party	245,000
Cost associated with the conversion of the Former Parent Company’s debt		(84,780)
Loans from the Former Parent Company		107,994
Proceeds from issuance of SAFEs		1,514,928
Net cash provided by financing activities	245,000	1,538,142
NET INCREASE (DECREASE) IN CASH	(4,861)	128,293
CASH AT BEGINNING OF PERIOD	89,806	33,024
CASH AT END OF PERIOD	84,945	161,317
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Benefit to the Company by an equity holder with respect to funding transactions	12,167
Right-of use asset recognized against lease liability, net		97,532
Conversion to equity of the Former Parent Company’s debt		6,508,089
Deferred prospective initial public offering cost	$ 43,540	$ 29,491